Loan operations - Loan operations by concentration (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Financial assets	R$ 127,745,263	R$ 90,190,827
Loans operations
Disclosure of financial assets [line items]
Financial assets	12,844,037	3,925,429
Loans operations | Largest debtor | Credit risk
Disclosure of financial assets [line items]
Financial assets	227,229	150,040
Loans operations | 10 largest debtors | Credit risk
Disclosure of financial assets [line items]
Financial assets	1,162,802	726,904
Loans operations | 20 largest debtors | Credit risk
Disclosure of financial assets [line items]
Financial assets	1,721,591	1,043,583
Loans operations | 50 largest debtors | Credit risk
Disclosure of financial assets [line items]
Financial assets	2,793,814	1,521,310
Loans operations | 100 largest debtors | Credit risk
Disclosure of financial assets [line items]
Financial assets	R$ 3,899,644	R$ 1,885,614